Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,787,000)	$ (20,291,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	84,000	82,000
Stock-based compensation	455,000	1,278,000
Loss on ELOC commitment note and derivative liability	590,000	0
Non-cash expense related to equity consideration for First and Second PIPE	182,000	0
Non-cash lease expense	393,000	409,000
Amortization of debt discount and debt issuance costs	97,000	0
Loss on impairment of goodwill	0	3,058,000
Loss on impairment of intangible assets	1,120,000	0
Loss on sale and disposal of property and equipment	0	12,000
Deferred income tax benefit	(210,000)	0
Unrealized gain on foreign exchange rate changes	(338,000)	(3,000)
Change in fair value of derivative liabilities	(81,000)	0
Change in fair value of senior secured notes	222,000	0
Change in fair value of warrant liability	(10,482,000)	(0)
Gain on debt extinguishment, net	(14,437,000)	0
Changes in assets and liabilities:
Prepaid expenses and other current assets	1,078,000	923,000
Accounts payable	1,070,000	560,000
Accrued expenses	200,000	66,000
Operating lease liabilities	(436,000)	(431,000)
Other current liabilities	(541,000)	900,000
Net cash used in operating activities	(15,402,000)	(13,437,000)
Cash flows from investing activities:
Purchase of property and equipment	(12,000)	(15,000)
Net cash used in investing activities	(12,000)	(15,000)
Cash flows from financing activities:
Proceeds from private placements, net of issuance costs	4,120,000	0
Redemptions of Series C Preferred Stock	(1,876,000)	0
Cash dividends on Series C Preferred Stock	(657,000)	0
Proceeds from issuance of common stock and warrants, net of issuance costs	0	10,794,000
Proceeds from ATM Program, net of issuance costs	1,366,000	755,000
Payments on debt extinguishment	(200,000)	0
Proceeds from convertible notes, net	1,312,000	0
Principal payments on convertible notes	(150,000)	0
Issuance costs related to Series B Preferred Stock	(68,000)	0
Proceeds from exercise of common stock warrants, net of expenses	0	843,000
Principal payments on loans payable	(455,000)	(797,000)
Net cash provided by financing activities	12,733,000	11,595,000
Net decrease in cash, cash equivalents, and restricted cash	(2,681,000)	(1,857,000)
Cash, cash equivalents, and restricted cash - beginning of year	4,469,000	6,326,000
Cash, cash equivalents, and restricted cash - end of year	1,788,000	4,469,000
Supplementary disclosure of non-cash activity:
Fair value upon issuance of common stock warrant liability	10,787,000	0
Fair value of common stock consideration related to debt extinguishment	280,000	0
Prepayment of insurance through third-party financing	555,000	778,000
January 2023 Existing Warrants [Member]
Supplementary disclosure of non-cash activity:
Fair value of warrant modifications related to the warrant exercise inducement	0	1,238,000
February 2023 Existing Warrants [Member]
Supplementary disclosure of non-cash activity:
Fair value of warrant modifications related to the warrant exercise inducement	0	274,000
Series C Preferred Stock [Member]
Supplementary disclosure of non-cash activity:
Non-cash issuance costs allocated to Series C preferred stock	57,000	0
June 2024 Senior Secured Notes [Member]
Cash flows from financing activities:
Proceeds from notes	350,000	0
July 2024 Senior Secured and Unsecured Notes [Member]
Cash flows from financing activities:
Proceeds from notes	200,000	0
Senior Convertible Notes [Member]
Supplementary disclosure of non-cash activity:
Fair value upon issuance of derivative liability related to senior convertible notes payable	458,000	0
Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Supplementary disclosure of non-cash activity:
Fair value upon issuance of derivative liability related to senior convertible notes payable	284,000	0
ELOC Purchase Agreement [Member]
Cash flows from financing activities:
Proceeds from ELOC Purchase Agreement, net of issuance costs	8,791,000	0
ELOC Purchase Agreement [Member] | Series C Preferred Stock [Member]
Cash flows from financing activities:
Cash dividends on Series C Preferred Stock	(600,000)
Private Placement [Member]
Supplementary disclosure of non-cash activity:
Private placement proceeds allocated to common stock warrant liability	3,331,000	0
Varian Asset Acquisition [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
In-process research and development costs in connection with the Varian asset acquisition	7,419,000	0
Varian Asset Acquisition [Member] | Series B Preferred Stock [Member]
Supplementary disclosure of non-cash activity:
Fair value of Series B Preferred Stock issued in connection with the Varian asset acquisition	$ 7,022,000	$ 0